S000024760 [Member] Annual Fund Operating Expenses - Putnam Dynamic Asset Allocation Equity Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	1.12%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.73%	[2]
Fee Waiver or Reimbursement	(1.04%)	[3]
Net Expenses (as a percentage of Assets)	0.69%
Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.05%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.66%	[2]
Fee Waiver or Reimbursement	(1.04%)	[3]
Net Expenses (as a percentage of Assets)	0.62%

[1]	Although the fund’s distribution and service (12b-1) plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, no payments under the plan have been authorized by the Trustees. Should the Trustees decide in the future to approve payments under the fund’s distribution and service (12b-1) plan, this prospectus will be revised.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights tables, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[3]	The Investment Manager (as defined below) has contractually agreed to waive fees and/or reimburse operating expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses, and payments under the fund’s investor servicing contract, the fund’s investment management contract, and the fund’s distribution plans) so that the total annual fund operating expenses will not exceed 0.02% of the fund’s average net assets through at least September 30, 2026. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may be modified or discontinued only with approval of the Board of Trustees.